EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 19. EMPLOYEE BENEFIT PLANS

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Employee benefit plans	2022	2021
In millions of COP
19.1 Defined benefit pension plan	131,255	168,816
19.2 Severance obligation	15,446	18,429
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	176,816	219,496
19.4 Other long term benefits	446,473	465,744
Total Post-employment and long-term benefit plans	769,990	872,485
Fair value Plan assets	4,619	34,248
Total Unfunded Post-employment and long-term benefit plans	765,371	838,237

These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of external actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.

Post-employment benefits

19.1 Defined benefit pension plan

Colombia

Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2022 and 2021 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 31, 2022, 522 participants were covered by this plan, and as of December 31,  2021, 555 participants.

For purposes of the projected assessment of the pension plan obligation, in the absence of an extensive market for high-quality corporate debt, the sovereign bond curve of the Colombian government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the Consolidated Statement of Income as “salaries and employee benefits”, and includes the interest costs and cost of current service.

Defined benefit pension plan	2022	2021
In millions of COP
Present value of the obligation as of January 1	110,018	127,132
Interest cost	9,459	7,011
Benefits paid	(11,439)	(11,545)
Net actuarial (gain) due to changes in assumptions	(11,321)	(7,459)
Net actuarial (gain) due to plan experience	(1,636)	(5,121)
Defined obligation, unfunded as of December 31	95,081	110,018

Panama

The Chase Manhattan Bank Corporation, N.A. (formerly “HSBC Bank Panama”, later merged with Banistmo S.A. in 2000) offered a defined benefit pension plan based on the average salaries paid during the 120 most recent months prior to the employee's retirement date and the years of employment service. The right to this plan was obtained after 10 years of service with the organization. This individual plan covered a certain group of employees who were hired by Chase Manhattan Bank Corporation, N.A. and it was not extended to employees of HSBC Bank Panama, now Banistmo S.A.

As of December 31, 2022, and 2021, there were 42 participants (15 participants with deferred benefits and 27 participants receiving benefits), and 47 participants (17 participants with deferred benefits and 30 participants receiving benefits), respectively.

Defined benefit pension plan	2022	2021
In millions of COP
Present value of the obligation as of January 1	6,025	5,920
Interest cost	229	150
Benefits paid from plan assets	(332)	(383)
Net actuarial (gain) due to changes in assumptions	(1,360)	(825)
Net actuarial (gain) / loss due to plan experience	(293)	266
Foreign currency translation effect	1,027	897
Defined obligation, funded as of December 31	5,296	6,025

The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to participate in the Pension Plan for former Chase employees under the terms described above and to comply with Panama labor code, which specifies the terms of securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).

Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.

The following table details the change in plan assets:

Banistmo’s Plan assets	2022	2021
In millions of COP
Fair value of assets as of January 1	4,127	3,902
Interest income on plan assets	30	30
Benefits paid	(355)	(405)
Foreign currency translation effect	817	600
Fair value assets as of December 31	4,619	4,127

Guatemala

Banco Agromercantil Guatemala S.A. has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Defined benefit pension plan	2022	2021
In millions of COP
Present value of the obligation as of January 1	52,773	30,152
Current cost of service	2,457	1,664
Interest cost	3,375	2,253
Benefits paid	(1,709)	(1,347)
Net actuarial (gain) / loss due to changes in assumptions	(30,093)	17,486
Net actuarial (gain) / loss due to plan experience	(2,122)	(3,646)
Foreign currency translation effect	6,197	6,211
Defined obligation, unfunded as of December 31	30,878	52,773

19.2 Severance obligation

Colombia

Under Colombian labor regulations, employees hired before 1990 are entitled to receive severance in an amount equal to one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation).

As of December 2022 and 2021, 152 and 204 participants, respectively, were covered by this plan.

The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2022	2021
In millions of COP
Present value of the obligation as of January 1	18,429	22,228
Current cost of service	409	531
Interest cost	1,250	1,149
Benefits paid	(5,113)	(6,678)
Net actuarial loss / (gain) due to changes in assumptions	1,806	(83)
Net actuarial (gain) / loss due to plan experience	(1,335)	1,282
Defined obligation, unfunded as of December 31	15,446	18,429
Current severance regimen(1)	73,475	95,331
Total	88,921	113,760
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities.

19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium

Colombia

Under Colombian labor regulations, employers and employees are entitled to negotiate private agreements. The Bank’s employees and its subsidiaries Valores Bancolombia S.A. Comisionista de Bolsa, Banca de Inversión Bancolombia S.A. Corporación Financiera and Fiduciaria Bancolombia S.A. Sociedad Fiduciaria participate in a defined benefit plan according to which they are entitled to receive, on the date of their retirement, a single payment.

Until 2022 and as a key talent retention strategy, the Parent Company offered certain senior management executives a plan under the defined benefit modality, according to which the people covered by this plan were entitled to receive a single payment based on the years of service provided to the organization and thus contribute to closing the pension gap. In December 2022 this benefit ended and as a consequence:

(i)	The obligations for the Parent company derived from the defined benefit plan ceased, as well as the rights for those who were part of it.
(ii)	The resources of the asset plan that supported the defined benefit plan were transferred to the accounts of the beneficiaries in the private pension fund, subject to permanence until the termination of the employment relationship (See line "consolidation of contributions" in the movement of the present value of the obligation, disclosed below in this same section);
(iii)	The pension gap closing program for executives is unified under the defined contribution modality.

El Salvador

By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2022, and 2021, there were 2,844 and 2,738 participants respectively, covered by the plan.

Until 2022 and as a key talent retention strategy, Banagrícola S.A. offered certain senior management executives a plan under the defined benefit modality, according to which the people covered by this plan were entitled to receive a single payment based on the years of service provided to the organization and thus contribute to closing the pension gap. In December 2022 this benefit ended and as a consequence:

(i)	The obligations of the entity derived from the defined benefit plan ceased, as well as the rights for those who were part of it (See line "consolidation of contributions" in the movement of the present value of the obligation, disclosed below in this same section).
(ii)	The value caused by this benefit will be transferred to a fiduciary or similar vehicle, under which the executive pension plan will be administered on behalf of the beneficiaries, subject to permanence until the termination of the employment relationship.

Guatemala

Banco Agromercantil Guatemala S.A. has established a defined benefit plan for its employees. Under this plan, the employees are entitled to receive a one-off payment based on the number of years of service to the organization in the event of waiver before retirement. As of December 31, 2022, and 2021, there were 3,504 and 3,263 participants respectively, covered by the plan.

Panama

Banistmo S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization.

Until 2022 and as a key talent retention strategy, Banistmo S.A. offered certain senior management executives a plan under the defined benefit modality, according to which the people covered by this plan were entitled to receive a single payment based on the years of service provided to the organization and thus contribute to closing the pension gap. In December 2022 this benefit ended and as a consequence:

(i)	The obligations of the entity derived from the defined benefit plan ceased, as well as the rights for those who were part of it (See line "consolidation of contributions" in the movement of the present value of the obligation, disclosed below in this same section).
(ii)	The value caused by this benefit will be transferred to a fiduciary or similar vehicle, under which the executive pension plan will be administered on behalf of the beneficiaries, subject to permanence until the termination of the employment relationship.

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Executive Pension Plan Premium	2022	2021
In millions of COP
Present value of the obligation as of January 1	219,496	202,580
Current service cost	20,794	18,669
Interest cost	15,371	11,686
Benefits paid	(19,487)	(19,788)
Consolidation of contributions	(43,199)	-
Past service cost(1)	-	3,326
Net actuarial (gain) due to changes in assumptions(2)	(39,817)	(2,493)
Net actuarial loss / (gain) due to plan experience	6,487	(4,721)
Others changes	-	(1,900)
Foreign currency translation effect(3)	17,171	12,137
Defined obligation, unfunded as of December 31	176,816	219,496
(1)	Corresponds to the updating of the percentage of the tax factor used to calculate the total benefit.
(2)	In the case of the plan in Guatemala, in 2022 the discount rate increased from 5.40% to 9.30%, generating an actuarial gain of COP 13,476. In 2021, the discount rate decreased from 8.20% to 5.40%, producing an actuarial loss of COP 20,928.
(3)	Corresponds to Banagrícola S.A. y Filiales and Banco Agromercantil de Guatemala S.A. given higher devaluation between COP to USD currencies.

Asset plan

To support the Executive Pension Plan Premium, Bancolombia S.A. had established an asset plan managed by a Private Pension Fund. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3. In 2022, this benefit was terminated and, as a consequence, the passive obligation of the Executive Pension Plan Premium ceased at the end of the year. The resources of the asset plan that backed this benefit were transferred to the accounts of the beneficiaries in the private pension fund, subject to the permanence of the employment relationship.

The plan assets’ fair value as of December 31, 2022 and 2021 is as follow:

Bancolombia’s Plan assets	2022	2021
In millions of COP
Fair value of assets as of January 1	30,121	25,211
Employee contributions	6,614	2,500
Interest income on plan assets	2,329	1,538
Return on plan assets greater/(less) than discount rate	(4,245)	872
Benefits paid	(34,819)	-
Fair value assets at the end of the year	-	30,121

19.4 Other long term benefits

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2022 and December 31, 2021, the reconciliation of the other long term benefits is set below:

Other long term benefits	2022	2021
In millions of COP
Present value of the obligation as of January 1	465,744	465,046
Current service cost	24,106	47,339
Interest cost	39,973	27,490
Benefits paid	(44,601)	(45,086)
Net actuarial (gain) due to changes in assumptions	(47,997)	(31,998)
Net actuarial loss / (gain) due to plan experience	2,369	(2,465)
Foreign currency translation effect	6,879	5,418
Defined obligation, unfunded as of December 31	446,473	465,744

Defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2022	2021
In millions of COP
Pension	231,676	186,117
Current severance regimen	63,802	64,075
Total	295,478	250,192

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	14.00%	8.00%
Rate of wage increase	9.80%	7.20%
Projected inflation	7.30%	4.70%
Rate of pension increase	7.30%	4.70%

Bancolombfia Panama

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	6.50%	2.40%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	6.90%	3.70%
Expected long-term rate of return on plan assets	0.70%	0.70%
Rate of wage increase	0.00%	2.00%

El Salvador

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	5.80%	2.50%
Rate of wage increase	2.50%	2.00%
Projected inflation	1.50%	1.00%

Guatemala

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	10.20%	6.10%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

In 2022, assumptions regarding future longevity have been based on mortality tables, which reflect average ages of mortality from 25-60 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2022 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.

The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk

The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks

Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk

The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation

Salary risk

The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants’ wages will increase the obligation of the plan

Estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2023	15,322	81,503
2024	15,665	80,119
2025	15,944	80,725
2026	16,270	93,290
2027	16,328	82,631
2028 a 2032	80,849	440,004

Sensitivity analysis

In presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation (DBO) recognized in the Statement of Financial Position. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.

There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	14.50%	0.50% increase	(2,580)
Discount rate	13.50%	0.50% decrease	2,725
Salary increases	7.80%	0.50% increase	3,088
Salary decreases	6.80%	0.50% decrease	(2,940)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	3,687

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	14.75%	0.50% increase	(3,670)
Discount rate	13.75%	0.50% decrease	3,983
Salary increases	10.30%	0.50% increase	4,148
Salary decreases	9.30%	0.50% decrease	(3,845)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	13.75%	0.50% increase	(232)
Discount rate	12.75%	0.50% decrease	239
Salary increases	10.30%	0.50% increase	540
Salary decreases	9.30%	0.50% decrease	(529)

Panama

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(185)
Discount rate	6.40%	0.50% decrease	198
Mortality Table	RP-2000	One year increase in life expectancy	115

Guatemala

Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	10.70%	0.50% increase	(2,165)
Discount rate	9.70%	0.50% decrease	2,446
Salary increases	5.50%	0.50% increase	1,536
Salary decreases	4.50%	0.50% decrease	(1,389)
Mortality Table	RP-2000	One year increase in life expectancy	776

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.80%	0.50% increase	(1,546)
Discount rate	8.80%	0.50% decrease	1,624
Salary increases	5.50%	0.50% increase	1,684
Salary decreases	4.50%	0.50% decrease	(1,615)

El Salvador

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.30%	0.50% increase	(951)
Discount rate	5.30%	0.50% decrease	1,023
Salary increases	3.00%	0.50% increase	215
Salary decreases	2.00%	0.50% decrease	(267)

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	14.50%	0.50% increase	(11,241)
Discount rate	13.50%	0.50% decrease	11,908
Salary increases	10.30%	0.50% increase	12,294
Salary decreases	9.30%	0.50% decrease	(11,695)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.90%	0.50% increase	(897)
Discount rate	8.90%	0.50% decrease	955
Salary increases	5.50%	0.50% increase	992
Salary decreases	4.50%	0.50% decrease	(938)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(181)
Discount rate	5.20%	0.50% decrease	192

Bonuses and short-term benefits

Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2022	2021
In millions of COP
Current severance obligation(1)	73,475	95,331
Bonuses and short-term benefits(2)	640,458	526,273
Other employment benefit plans	713,933	621,604
(1)	See 19.2 Severance obligation.
(2)	The increases between December 31, 2022 and 2021, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.